Events after the Balance Sheet Date (Details)	Mar. 17, 2025 $ / shares
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners (in dollars per share)	$ 0.14